Filed with the U.S. Securities and Exchange Commission on March 11, 2019
1933 Act Registration File No. 333-228903
1940 Act File No. 811-23406
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 1	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2	☒
(Check appropriate box or boxes.)
SALT FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

20 West 22nd Street, Suite 906
New York, New York 10010
 (Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code): (646) 779-1050

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:
Michael D. Barolsky U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202	Christopher D. Menconi Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective
☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment (“PEA”) No. 1 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B, and C from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A filed March 1, 2019.  This PEA No. 1 is filed for the primary purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on March 11, 2019.

Salt Funds Trust

By: /s/ Alfred Eskandar
Alfred Eskandar
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on March 11, 2019.

Signature	Title

*/s/ Robert Howe	Trustee
Robert Howe

*/s/ Jose Marques	Trustee
Jose Marques

/s/ Alfred Eskandar	President and Trustee
Alfred Eskandar

/s/ Anthony Barchetto	Treasurer
Anthony Barchetto

*By: /s/ Anthony Barchetto Anthony Barchetto, Attorney-in-Fact pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE